Tax matters - Schedule of changes in deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	€ 20,767	€ 20,787	€ 19,440
(Charge)/Credit to income	119	629	273
Foreign currency balance translation differences and other items	(1,670)	(130)	376
(Charge)/Credit to asset and liability valuation adjustments	(41)	(422)	697
Acquisition for the year (net)	(5)	(97)	1
Deferred tax assets at end of period	19,170	20,767	20,787
Deferred tax liabilities at beginning of period	(6,086)	(6,428)	(6,462)
(Charge)/Credit to income	(547)	663	(487)
Foreign currency balance translation differences and other items	142	3	(149)
(Charge)/Credit to asset and liability valuation adjustments	215	(338)	684
Acquisition for the year (net)	0	14	(14)
Deferred tax liabilities at end of period	(6,276)	(6,086)	(6,428)
Deferred tax liability (asset) at beginning of period	14,681	14,359	12,978
(Charge)/Credit to income	(428)	1,292	(214)
Foreign currency balance translation differences and other items	(1,528)	(127)	227
(Charge)/Credit to asset and liability valuation adjustments	174	(760)	1,381
Acquisition for the year (net)	(5)	(83)	(13)
Deferred tax liability (asset) at end of period	12,894	14,681	14,359
Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	11,099	10,660
Deferred tax assets at end of period	10,309	11,099	10,660
Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	2,393	1,778	1,250
(Charge)/Credit to income	114	392	211
Foreign currency balance translation differences and other items	(139)	224	317
(Charge)/Credit to asset and liability valuation adjustments	0	0	0
Acquisition for the year (net)	(1)	(1)	0
Deferred tax assets at end of period	2,367	2,393	1,778
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	18,374	19,009	18,190
(Charge)/Credit to income	5	237	62
Foreign currency balance translation differences and other items	(1,531)	(354)	59
(Charge)/Credit to asset and liability valuation adjustments	(41)	(422)	697
Acquisition for the year (net)	(4)	(96)	1
Deferred tax assets at end of period	16,803	18,374	19,009
Deferred tax liabilities at beginning of period	(6,086)	(6,428)	(6,462)
(Charge)/Credit to income	(547)	663	(487)
Foreign currency balance translation differences and other items	142	3	(149)
(Charge)/Credit to asset and liability valuation adjustments	215	(338)	684
Acquisition for the year (net)	0	14	(14)
Deferred tax liabilities at end of period	(6,276)	(6,086)	(6,428)
Temporary differences | Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets at beginning of period	11,099	10,660	10,473
(Charge)/Credit to income	147	1,232	507
Foreign currency balance translation differences and other items	(937)	(787)	(320)
(Charge)/Credit to asset and liability valuation adjustments	0	0	0
Acquisition for the year (net)	0	(6)	0
Deferred tax assets at end of period	€ 10,309	€ 11,099	€ 10,660